Securities (Tables)	12 Months Ended
Dec. 31, 2018
Securities [Abstract]
Securities Available for Sale

The amortized cost and fair value of securities available for sale as of December 31, 2018 and 2017, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the securities may be called or prepaid with or without prepayment penalties.

(Dollars in thousands)	December 31, 2018
			Gross	Gross
Securities Available for Sale	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of U.S. Government agencies and corporations
After one year but within five years	$20,998	$20,355	$-	$(643)
After five years but within ten years	2,999	2,911	-	(88)
	23,997	23,266	-	(731)
Obligations of state and political subdivisions
Within one year	826	826	-	-
After one year but within five years	14,751	14,686	13	(78)
After five years but within ten years	2,779	2,669	-	(110)
	18,356	18,181	13	(188)
Mortgage-backed securities	102,957	100,506	172	(2,623)
Total	$145,310	$141,953	$185	$(3,542)

(Dollars in thousands)	December 31, 2017
			Gross	Gross
Securities Available for Sale	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of U.S. Government agencies and corporations
Within one year	$6,000	$5,969	$-	$(31)
After one year but within five years	15,000	14,689	-	(311)
After five years but within ten years	13,998	13,556	-	(442)
	34,998	34,214	-	(784)
Obligations of state and political subdivisions
Within one year	2,521	2,516	-	(5)
After one year but within five years	13,959	13,955	50	(54)
After five years but within ten years	8,611	8,510	18	(119)
	25,091	24,981	68	(178)
Mortgage-backed securities	94,945	93,510	38	(1,473)
Equity securities	922	1,119	197	-
Total	$155,956	$153,824	$303	$(2,435)

Summary of Proceeds and Realized Gain/(Loss)

Following is a summary of proceeds received from all investment securities transactions and the resulting realized gains and losses:

(Dollars in thousands)	Years Ended December 31,
	2018	2017	2016
Gross proceeds from sales of securities	$10,461	$21,799	$4,304
Securities available for sale:
Gross realized gains from sold and called securities	$-	$539	$139
Gross realized losses from sold and called securities	(188)	(32)	(21)
Gross gains from business combinations	-	5	100

Schedule of Gross Unrealized Losses and Fair Value

The following table shows gross unrealized losses and fair values of securities available for sale, aggregated by category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2018:

	Unrealized Losses at December 31, 2018
	Less Than 12 Months			12 Months or More			Total
	Number			Number			Number
(Dollars in thousands)	of	Fair	Unrealized	of	Fair	Unrealized	of	Fair	Unrealized
	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses
Obligations of U.S.
Government agencies
and corporations	-	$-	$-	14	$23,267	$(731)	14	$23,267	$(731)
Obligations of state and
political subdivisions	8	5,055	(10)	13	8,242	(178)	21	13,297	(188)
Mortgage-backed
securities	3	6,726	(32)	43	77,170	(2,591)	46	83,896	(2,623)
Total debt securities	11	11,781	(42)	70	108,679	(3,500)	81	120,460	(3,542)
Total temporarily
impaired
securities	11	$11,781	$(42)	70	$108,679	$(3,500)	81	$120,460	$(3,542)

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities had been in a continuous unrealized loss position, at December 31, 2017:

	Unrealized Losses at December 31, 2017
	Less Than 12 Months			12 Months or More			Total
	Number			Number			Number
(Dollars in thousands)	of	Fair	Unrealized	of	Fair	Unrealized	of	Fair	Unrealized
	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses
Obligations of U.S.
Government agencies
and corporations	5	$10,845	$(157)	15	$23,369	$(627)	20	$34,214	$(784)
Obligations of state and
political subdivisions	23	10,491	(70)	6	3,862	(108)	29	14,353	(178)
Mortgage-backed
securities	23	51,050	(518)	20	38,740	(955)	43	89,790	(1,473)
Total debt securities	51	72,386	(745)	41	65,971	(1,690)	92	138,357	(2,435)
Equity securities	1	9	-	1	4	-	2	13	-
Total temporarily
impaired
securities	52	$72,395	$(745)	42	$65,975	$(1,690)	94	$138,370	$(2,435)